SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 13	☒

(Check appropriate box or boxes.)

Cook & Bynum Funds Trust
(Exact name of Registrant as Specified in Charter)

820 Shades Creek Parkway, Suite 2450
Birmingham, AL 35209
(Address of Principal Executive Office)(Zip Code)

205-994-2815
(Registrant’s Telephone Number, including Area Code)

Mr. J. Dowe Bynum
820 Shades Creek Parkway, Suite 2450
Birmingham, AL 35209
(Name and Address of Agent for Service)

With copies to:

David J. Baum, Esq.
Alston & Bird LLP
950 F Street, N.W.
Washington, DC 20004

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment (“PEA”) No. 12 to the Registration Statement of Cook & Bynum Funds Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust‘s PEA No. 11 on Form N-1A filed January 27, 2014.  This PEA No. 12 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 11 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of their Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in the City of Birmingham and State of Alabama on the 11th day of February, 2014.

COOK & BYNUM FUNDS TRUST

/s/Richard P. Cook*
By: Richard P. Cook
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME	TITLE	DATE

/s/ Richard P. Cook*	President	February 11, 2014
Richard P. Cook

/s/ Jason Hadler*	Treasurer/Principal Financial Officer	February 11, 2014
Jason Hadler

/s/ J. Dowe Bynum*	Secretary, Vice President & Trustee	February 11, 2014
J. Dowe Bynum

/s/ Charles H. Ogburn*	Trustee	February 11, 2014
Charles H. Ogburn

/s/ Bruce F. Rogers*	Trustee	February 11, 2014
Bruce F. Rogers

By:	/s/ David J. Baum
David J. Baum
Attorney-In-Fact
Date: February 11, 2014

 *David J. Baum signs this document on behalf of each of the foregoing persons pursuant to the Powers of Attorney.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE